Cost of revenues	12 Months Ended
Dec. 31, 2017
Cost of Revenue [Abstract]
Cost of revenues
14.	Cost of revenues

Cost of revenues from continuing operations (In	Years ended December 31,
thousands)	2015	2016	2017
Bandwidth costs	37,218	55,135	68,441
Cost of inventories sold	2,621	4,357	21,485
Cost of live video	204	2,505	12,724
Depreciation of servers and other equipment	4,873	5,848	7,647
Payment handling charges	8,909	6,919	4,855
Other costs (note)	5,425	5,164	2,724
Total	59,250	79,928	117,876

Note: Other costs mainly include game sharing costs and content costs.